Investment Securities - Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value
Less than 12 months	$ 152,605	$ 11,496
12 months or more	3,152	1,229
Total Fair Value	155,757	12,725
Unrealized Losses
Less than 12 months	(2,275)	(68)
12 months or more	(230)	(257)
Total Unrealized Losses	(2,505)	(325)
U.S. Treasury
Fair Value
Less than 12 months	1,758	1,015
12 months or more	0	0
Total Fair Value	1,758	1,015
Unrealized Losses
Less than 12 months	(3)	0
12 months or more	0	0
Total Unrealized Losses	(3)	0
U.S. government-sponsored enterprises
Fair Value
Less than 12 months	18,304
12 months or more	0
Total Fair Value	18,304
Unrealized Losses
Less than 12 months	(196)
12 months or more	0
Total Unrealized Losses	(196)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	39,221
12 months or more	0
Total Fair Value	39,221
Unrealized Losses
Less than 12 months	(474)
12 months or more	0
Total Unrealized Losses	(474)
Mortgage-backed securities
Fair Value
Less than 12 months	89,520	7,494
12 months or more	1,864	0
Total Fair Value	91,384	7,494
Unrealized Losses
Less than 12 months	(1,579)	(54)
12 months or more	(32)	0
Total Unrealized Losses	(1,611)	(54)
Other debt securities
Fair Value
Less than 12 months	3,802	2,987
12 months or more	0	0
Total Fair Value	3,802	2,987
Unrealized Losses
Less than 12 months	(23)	(14)
12 months or more	0	0
Total Unrealized Losses	(23)	(14)
Bank issued trust preferred securities
Fair Value
Less than 12 months	0	0
12 months or more	1,288	1,229
Total Fair Value	1,288	1,229
Unrealized Losses
Less than 12 months	0	0
12 months or more	(198)	(257)
Total Unrealized Losses	$ (198)	$ (257)